ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5. ACCOUNTS RECEIVABLE

Accounts receivable is mainly related to COOP billing. HCWC bills its vendors for advertising vendors’ products in our sales channels. Advertising revenue is included in sales revenue in the condensed consolidated carve-out statement of operations. The Company recorded advertising revenue of approximately $66,000 and $44,000 for the three months ended June 30, 2024 and 2023, and $179,000 and 138,000 for the six months ended June 30, 2024 and 2023, respectively. The Company’s accounts receivable totaled approximately $157,000 and $128,000 at June 30, 2024 and December 31, 2023, respectively.

NOTE 5. ACCOUNTS RECEIVABLE

Accounts receivable is mainly related to COOP billing from each of the HCWC entities. HCWC bills its vendors for advertising vendors’ products in our sales channels. Advertising revenue is included in sales revenue in the consolidated carve-out statement of operations. The Company recorded advertising revenue of approximately $249,000 and $94,000 for the years ended December 31, 2023 and 2022, respectively. The Company’s accounts receivable totaled approximately $128,000 and $55,000 at December 31, 2023 and December 31, 2022, respectively.